Adoption Of New And Revised Standards And Change In Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Summary Of Effect Of Change In Operation Statement And Statement Of Cash Flow	The following tables summarize the effects of the change described above on the line items in the consolidated statements of operations and statements of cash flows for the year ended March 31, 2018, respectively:

	As previously		As
For the year ended March 31, 2018	reported	Adjustment	restated

Revenue	77,948	-	77,948
Inventory production costs expensed to cost of sales	37,790	2,423	40,213

Gross margin before the undernoted	40,158	(2,423)	37,735

Fair value changes in biological assets included in inventory sold and other inventory charges	66,268	1,593	67,861
Unrealized gain on changes in fair value of biological assets	(100,302)	3,581	(96,721)

Gross margin	74,192	(7,597)	66,595

Depreciation and amortization	20,486	(7,597)	12,889

	As previously		As
For the year ended March 31, 2018	reported	Adjustment	restated

Operating cash flows
Fair value changes in biological assets included in inventory sold and other inventory charges	66,268	1,593	67,861
Unrealized gain on changes in fair value of biological assets	(100,302)	3,581	(96,721)
Changes in non-cash operating working capital items	(28,519)	(5,174)	(33,693)